Long-Term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Long-Term Investments [Abstract]
Long-term investment	$ 7,249,319
Prospective rates of return	3.33%
Investment income	$ 92,491